Disclosure of detailed information about diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Net earnings	$ (12,439)	$ 9,684
Basic weighted average number of shares outstanding	128,600,421	127,340,834
Effect of dilutive securities - Stock options	0	416,739
Effect of dilutive securities - Performance share units	0	200,000
Diluted weighted average number of shares outstanding	128,600,421	127,957,573
Diluted earnings (loss) per share	$ (0.10)	$ 0.08